Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Entity Central Index Key	0000890064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 07, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021